Segment and geographic information - Geographic allocation of Net revenue and Income (loss) before income taxes from operations by geographic areas, and Long-lived assets (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022		Mar. 31, 2021
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1],[2]	¥ 1,335,577	¥ 1,363,890	[3]	¥ 1,401,872	[3]
Consolidated, Income (loss) before income taxes	[1]	149,474	226,623	[3]	230,671	[3]
Consolidated, Long-lived assets		500,887	449,423		493,821
Americas [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1],[2]	290,036	289,571	[3]	226,741	[3]
Consolidated, Income (loss) before income taxes	[1]	(51,743)	(40,950)	[3]	(76,963)	[3]
Consolidated, Long-lived assets		114,946	103,045		98,611
Europe [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1],[2]	163,977	131,393	[3]	142,941	[3]
Consolidated, Income (loss) before income taxes	[1]	9,206	(21,774)	[3]	14,283	[3]
Consolidated, Long-lived assets		53,161	53,643		65,165
Asia and Oceania [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1],[2]	68,817	85,081	[3]	66,985	[3]
Consolidated, Income (loss) before income taxes	[1]	31,003	28,586	[3]	49,205	[3]
Consolidated, Long-lived assets		23,839	23,600		26,690
Subtotal [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1],[2]	522,830	506,045	[3]	436,667	[3]
Consolidated, Income (loss) before income taxes	[1]	(11,534)	(34,138)	[3]	(13,475)	[3]
Consolidated, Long-lived assets		191,946	180,288		190,466
Japan [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1],[2]	812,747	857,845	[3]	965,205	[3]
Consolidated, Income (loss) before income taxes	[1]	161,008	260,761	[3]	244,146	[3]
Consolidated, Long-lived assets		¥ 308,941	¥ 269,135		¥ 303,355

[1]	Includes gains from the estimated recoverable amounts and collected amounts for a part of the claim related to the loss arising from the U.S. Prime Brokerage Event.
[2]	There is no revenue derived from transactions with a single major external customer.
[3]	Includes losses arising from the U.S. Prime Brokerage Event.